Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments and Other Assets [Abstract]
Prepayments	$ 2,321	$ 4,057
Deposits	1,609	1,330
VAT recoverable	1,346	1,061
Others	361	196
Total of prepayments and other assets	$ 5,637	$ 6,644